Fees Summary	May 28, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 30,640,000.00
Total Fee Amount	4,231.38
Total Offset Amount	0.00
Net Fee	$ 4,231.38
Offering Table N/A
Offset Table N/A	N/A